Document and Entity Information Document	May 13, 2021	Feb. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000003570
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name		CHENIERE ENERGY, INC.
Entity Incorporation, State of Incorporation		DE
Entity File Number		001-16383
Entity Tax Identification Number		95-4352386
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $0.003 par value
Trading Symbol		LNG
Security Exchange Name		NYSEAMER
Entity Emerging Growth Company	false